Commitments and contingencies (Details Textual) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended	12 Months Ended
	Oct. 31, 2014	Sep. 30, 2014	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Contract Revenue Cost				$ 0	$ 38,570	$ 43,958
Product Warranty Expense				1,100
Indemnification Under the Omnibus Agreement				7,700	0
Subsequent Event [Member]
Indemnification Under the Omnibus Agreement			$ 800
Construction Contracts [Member]
Indemnification Under the Omnibus Agreement					$ 2,000
PGN [Member]
Contract Revenue Cost				7,100
Indemnification Under the Omnibus Agreement	$ 6,700	$ 6,500		900
PGN FSRU Lampung [Member]
Indemnification Under the Omnibus Agreement				7,700
Indemnification Under Omnibus Agreement Amount Paid				$ 6,600
PGN FSRU Lampung [Member] | Subsequent Event [Member]
Indemnification Under the Omnibus Agreement			$ 800